Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	METROPOLITAN WEST FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
METROPOLITAN WEST STRATEGIC INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	METROPOLITAN WEST STRATEGIC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current sub-transfer agency fees approved by the Board of Trustees in December 2013 (as discussed on page 68) as if they had been in effect during the full fiscal year ending March 31, 2014.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by using techniques intended to provide absolute (positive) returns in all markets and employs a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund focuses on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund focuses on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include shifts in the portfolio’s duration, yield curve anomalies, and sector and issue-specific dislocations.

The major strategies employed by the Adviser include relative value/arbitrage strategies (capital structure arbitrage, commodities/futures arbitrage, convertible arbitrage, and interest rate arbitrage), trading/market timing strategies (interest rate timing, yield curve relationship and arbitrage and sector and issue allocations), income strategies, high yield investment strategies, long-short or market-neutral equity strategies and event driven and special situation strategies.

To implement some or all of these strategies, the Fund’s portfolio typically includes corporate bonds, mezzanine investments, collateralized bond obligations, collateralized debt obligations, collateralized loan obligations, swaps and other derivatives (futures, options and credit default swaps), currency futures and options, bank loans, preferred stock, common stock, warrants, convertible bonds, municipal securities, asset-backed securities and, derivatives (including those involving net interest margins, “NIMs”), mortgage-backed securities, foreign securities, U.S. Treasuries and agency securities, cash and cash equivalents, private placements, defaulted debt securities, restricted securities and unrated securities. Many of these investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the average dollar-weighted credit quality of the Fund’s long-term debt investments will be securities that are recognized as investment grade securities or are unrated and determined to be of similar quality. The Fund may invest up to 50% of its assets in debt securities rated below investment grade.

		The Fund invests in the U.S. and abroad, including emerging markets. Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk:    the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk:    the risk that debt securities will decline in value because of changes in interest rates.

Issuer/Credit Risk:    The Adviser expects to invest in high yield securities, which are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions.

Derivatives and Swaps Risks:    the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities. Swaps that are not traded through a central clearing organization involve the risk of default by the counterparty.

Leverage Risk:    the risk that leverage may result from certain transactions, including the use of derivatives, borrowing and reverse repurchase agreements. Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Liquidity Risk:    the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result.

Foreign Securities Risk:    the value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets. Investments by the Fund in currencies other than U.S. dollars may decline in value against the U.S. dollar if not properly hedged.

Securities Selection Risk:    the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Portfolio Management Risk:    the risk that an investment strategy may fail to produce the intended results.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities:    the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk:    the risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Short Sales Risk:    short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, the use of borrowing and short sales may cause the Fund to have higher expenses (especially interest and dividend expenses) than those of other mutual funds.

Please see “Principal Risks” and “Other Risks” for a more detailed description of the risks of investing in the Fund.

		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The inception dates of Class M shares and Class I shares of the Fund are June 30, 2003 and March 31, 2004, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class M shares. Class M performance is lower than Class I performance because Class I has lower expenses than Class M. The table compares the average annual total returns of the Fund to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 241-4671
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mwamllc.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	STRATEGIC INCOME FUND – CLASS M SHARES ANNUAL TOTAL RETURNS FOR YEARS ENDED 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2014: 1.94%

Highest Performance Quarter	Lowest Performance Quarter
(quarter ended September 30, 2009)	(quarter ended December 31, 2008)
16.40%	–16.56%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.
METROPOLITAN WEST STRATEGIC INCOME FUND | CLASS M
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.85%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[2]
1 Year	rr_ExpenseExampleYear01	235
3 Years	rr_ExpenseExampleYear03	724
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,656
2004	rr_AnnualReturn2004	5.85%
2005	rr_AnnualReturn2005	3.01%
2006	rr_AnnualReturn2006	5.51%
2007	rr_AnnualReturn2007	(3.35%)
2008	rr_AnnualReturn2008	(28.05%)
2009	rr_AnnualReturn2009	31.69%
2010	rr_AnnualReturn2010	18.15%
2011	rr_AnnualReturn2011	1.51%
2012	rr_AnnualReturn2012	12.46%
2013	rr_AnnualReturn2013	3.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	YEAR-TO-DATE TOTAL RETURN OF CLASS M SHARES AS OF JUNE 30, 2014:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.56%)
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	13.00%
10 Years	rr_AverageAnnualReturnYear10	3.96%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
METROPOLITAN WEST STRATEGIC INCOME FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.85%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[2]
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	1,078
10 Years	rr_ExpenseExampleYear10	$ 2,327
1 Year	rr_AverageAnnualReturnYear01	4.00%
5 Years	rr_AverageAnnualReturnYear05	13.29%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2004
METROPOLITAN WEST STRATEGIC INCOME FUND | Return After Taxes on Distributions | CLASS M
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05	10.24%
10 Years	rr_AverageAnnualReturnYear10	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
METROPOLITAN WEST STRATEGIC INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | CLASS M
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	9.12%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
METROPOLITAN WEST STRATEGIC INCOME FUND | BofA Merrill Lynch 3-Month U.S. Treasury Bill Index +2% (reflects no deduction for fees, expenses or taxes; inception calculated from June 30, 2003)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.07%
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003

[1]	The management fee paid to the Adviser for providing services to the Fund consists of a basic fee at an annual rate of 1.20% of the Fund's average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.70% (applied to the average net assets for the rolling 12-month performance period), resulting in a total minimum fee of 0.50% and a total maximum fee of 1.90%. The average monthly management fee for the period from April 1, 2013 through March 31, 2014 was 1.85% (annual rate) based on average net assets for the year ended March 31, 2014.
[2]	The expense information in the table has been restated to reflect current sub-transfer agency fees approved by the Board of Trustees in December 2013 (as discussed on page 68) as if they had been in effect during the full fiscal year ending March 31, 2014.